Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jan. 31, 2026
C000255892_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%
C000255892_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%
C000255892_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%
C000255892_NoLoadClassMember_2025-02-01_2026-01-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%
C000255892_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.73%
C000255892_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%